Segment information (Tables)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Schedule of lines of business of groups operations center
	06.30.2022
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	64,408	25,593	90,001	(233)	6,725	(643)	95,850
Costs	(57,652)	(5,350)	(63,002)	91	(6,874)	-	(69,785)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204	-	18,204	-	-	192	18,396
Changes in the net realizable value of agricultural products after harvest	(1,998)	-	(1,998)	-	-	-	(1,998)
Gross profit	22,962	20,243	43,205	(142)	(149)	451)	42,463
Net gain from fair value adjustment of investment properties	2,460	12,801	15,261	1,322	-	-	16,583
Gain from disposal of farmlands	5,505	-	5,505	-	-	-	5,505
General and administrative expenses	(3,788)	(5,367)	(9,155)	27	-	81	(9,047)
Selling expenses	(5,480)	(2,241)	(7,721)	5	-	375	(7,341)
Other operating results, net	(838)	28	(810)	-	56	(11)	(765)
Management fees	-	-	-	-	(4,169)	-	(4,169)
Profit from operations	20,821	25,464	46,285	1,212	(4,262)	(6)	43,229
Share of profit of associates and joint ventures	162	466	628	(821)	-	(2)	(195)
Segment profit	20,983	25,930	46,913	391	(4,262)	(8)	43,034

Reportable assets	91,178	325,941	417,119	(1,902)	-	114,010	529,227
Reportable liabilities	-	-	-	-	-	(322,438)	(322,438)
Net reportable assets	91,178	325,941	417,119	(1,902)	-	(208,428)	206,789

Schedule of lines of business of groups operations center for the year ended june30,2021
	06.30.2020
	Agricultural business (I)	Urban property and investment business (II)	Operations Center in Israel	Subtotal	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	49,337	27,434	-	27,434	76,771	(150)	7,638	(2,015)	82,244
Costs	(41,022)	(6,786)	-	(6,786)	(47,808)	131	(7,954)	-	(55,631)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	6,436	-	-	-	6,436	-	-	333	6,769
Changes in the net realizable value of agricultural products after harvest	1,617	-	-	-	1,617	-	-	-	1,617
Gross profit	16,368	20,648	-	20,648	37,016	(19)	(316)	(1,682)	34,999
Net gain from fair value adjustment of investment properties	1,921	82,423	-	82,423	84,344	(647)	-	-	83,697
Gain from disposal of farmlands	2,065	-	-	-	2,065	-	-	-	2,065
General and administrative expenses	(3,084)	(5,521)	-	(5,521)	(8,605)	35	-	130	(8,440)
Selling expenses	(5,012)	(3,032)	-	(3,032)	(8,044)	41	-	50	(7,953)
Other operating results, net	3,901	28	-	28	3,929	44	149	(22)	4,100
Management fees	-	-	-	-	-	-	(518)	-	(518)
Profit/ (loss) from operations	16,159	94,546	-	94,546	110,705	(546)	(685)	(1,524)	107,950
Share of profit / (loss) of associates and joint ventures	303	17,367	-	17,367	17,670	414	-	52	18,136
Segment profit/ (loss)	16,462	111,913	-	111,913	128,375	(132)	(685)	(1,472)	126,086

Reportable assets	91,304	389,132	1,105,190	1,494,322	1,585,626	(1,653)	-	107,976	1,691,949
Reportable liabilities	-	-	(984,847)	(984,847)	(984,847)	-	-	2,375,928	1,391,081
Net reportable assets	91,304	389,132	120,343	509,475	600,779	(1,653)	-	2,483,904	3,083,030

Schedule of segments of the agriculture
	06.30.2022
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	51,070	-	-	13,338	64,408
Costs	(47,873)	(48)	-	(9,731)	(57,652)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	18,204	-	-	-	18,204
Changes in the net realizable value of agricultural products after harvest	(1,998)	-	-	-	(1,998)
Gross profit / (loss)	19,403	(48)	-	3,607	22,962
Net gain from fair value adjustment of investment properties	-	2,460	-	-	2,460
Gain from disposal of farmlands	-	5,505	-	-	5,505
General and administrative expenses	(2,264)	(8)	(739)	(777)	(3,788)
Selling expenses	(4,358)	(189)	-	(933)	(5,480)
Other operating results, net	(2,097)	1,071	-	188	(838)
Profit / (loss) from operations	10,684	8,791	(739)	2,085	20,821
Share of profit of associates and joint ventures	108	-	-	54	162
Segment profit / (loss)	10,792	8,791	(739)	2,139	20,983

Investment properties	-	13,672	-	-	13,672
Property, plant and equipment	46,616	276	-	212	47,104
Investments in associates	999	-	-	748	1,747
Other reportable assets	21,519	-	-	7,136	28,655
Reportable assets	69,134	13,948	-	8,096	91,178

Summary of urban properties and investments
	06.30.2022
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	17,334	3,041	746	4,300	172	25,593
Costs	(1,495)	(293)	(581)	(2,473)	(508)	(5,350)
Gross profit / (loss)	15,839	2,748	165	1,827	(336)	20,243
Net gain/(loss) from fair value adjustment of investment properties	553	(5,264)	17,452	-	60	12,801
General and administrative expenses	(2,862)	(381)	(1,058)	(730)	(336)	(5,367)
Selling expenses	(847)	(77)	(922)	(340)	(55)	(2,241)
Other operating results, net	(142)	(23)	(48)	(59)	300	28
Profit / (Loss) from operations	12,541	(2,997)	15,589	698	(367)	25,464
Share of profit of associates and joint ventures	-	-	-	-	466	466
Segment profit / (loss)	12,541	(2,997)	15,589	698	99	25,930

Investment and trading properties	91,770	66,860	139,307	-	430	298,367
Property, plant and equipment	261	4,177	2,382	4,439	1,072	12,331
Investment in associates and joint ventures	-	-	-	-	11,578	11,578
Other reportable assets	186	159	2,984	60	276	3,665
Reportable assets	92,217	71,196	144,673	4,499	13,356	325,941

Summary of urban properties and investments for the years ended30.6.2021
	06.30.2021
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	8,727	4,401	1,271	1,510	676	16,585
Costs	(1,428)	(236)	(1,373)	(1,746)	(871)	(5,654)
Gross profit / (loss)	7,299	4,165	(102)	(236)	(195)	10,931
Net (loss) / gain from fair value adjustment of investment properties	(33,349)	9,235	11,538	-	56	(12,520)
General and administrative expenses	(2,348)	(713)	(1,164)	(699)	(151)	(5,075)
Selling expenses	(740)	(307)	(1,145)	(231)	(55)	(2,478)
Other operating results, net	(207)	(8)	(8)	(20)	(14)	(257)
(Loss) / Profit from operations	(29,345)	12,372	9,119	(1,186)	(359)	(9,399)
Share of loss of associates and joint ventures	-	-	(26)	-	(6,515)	(6,541)
Segment (loss)/ profit	(29,345)	12,372	9,093	(1,186)	(6,874)	(15,940)

Investment and trading properties	89,070	118,827	102,415	-	420	310,732
Property, plant and equipment	395	3,367	2,143	4,223	349	10,477
Investment in associates and joint ventures	-	-	-	-	14,611	14,611
Other reportable assets	189	161	3,271	48	278	3,947
Reportable assets	89,654	122,355	107,829	4,271	15,658	339,767

Summary of urban properties and investments for the years ended30.6.2020
	06.30.2020
	Shopping Malls	Offices	Sales and developments	Hotels	Others	Total
Revenues	14,569	5,616	2,025	4,978	246	27,434
Costs	(1,401)	(209)	(1,873)	(3,064)	(239)	(6,786)
Gross profit	13,168	5,407	152	1,914	7	20,648
Net (loss) / gain from fair value adjustment of investment properties	(5,185)	54,723	33,224	-	(339)	82,423
General and administrative expenses	(2,044)	(601)	(1,217)	(897)	(762)	(5,521)
Selling expenses	(1,751)	(185)	(502)	(566)	(28)	(3,032)
Other operating results, net	42	(20)	(111)	(49)	166	28
Profit / (Loss) from operations	4,230	59,324	31,546	402	(956)	94,546
Share of profit of associates and joint ventures	-	-	-	-	17,367	17,367
Segment profit	4,230	59,324	31,546	402	16,411	111,913

Investment and trading properties	120,956	147,513	86,036	-	941	355,446
Property, plant and equipment	456	128	2,359	4,786	396	8,125
Investment in associates and joint ventures	-	-	1,310	-	21,532	22,842
Other reportable assets	192	224	1,935	64	304	2,719
Reportable assets	121,604	147,865	91,640	4,850	23,173	389,132

Operation Center in Argentina [Member]
Statement [Line Items]
Schedule of lines of business of groups operations center
	06.30.2021
	Agricultural business (I)	Urban property and investment business (II)	Total segment information	Joint ventures (i)	Adjustments (ii)	Elimination of inter-segment transactions and non-reportable assets / liabilities (iii)	Total Statement of Income and Other Comprehensive Income / Financial Position
Revenues	48,813	16,585	65,398	(82)	4,828	(597)	69,547
Costs	(44,725)	(5,654)	(50,379)	115	(5,215)	-	(55,479)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,412	-	23,412	-	-	311	23,723
Changes in the net realizable value of agricultural products after harvest	(967)	-	(967)	-	-	-	(967)
Gross profit	26,533	10,931	37,464	33	(387)	(286)	36,824
Net gain/ (loss) from fair value adjustment of investment properties	9,035	(12,520)	(3,485)	(198)	-	-	(3,683)
Gain from disposal of farmlands	2,148	-	2,148	-	-	-	2,148
General and administrative expenses	(3,570)	(5,075)	(8,645)	21	-	151	(8,473)
Selling expenses	(4,500)	(2,478)	(6,978)	35	-	143	(6,800)
Other operating results, net	(3,621)	(257)	(3,878)	(33)	176	(7)	(3,742)
Profit/ (loss) from operations	26,025	(9,399)	16,626	(142)	(211)	1	16,274
Share of loss of associates and joint ventures	(95)	(6,541)	(6,636)	(631)	-	(6)	(7,273)
Segment profit/ (loss)	25,930	(15,940)	9,990	(773)	(211)	(5)	9,001

Reportable assets	107,811	339,767	447,578	(2,433)	-	111,038	556,183
Reportable liabilities	-	-	-	-	-	(382,537)	(382,537)
Net reportable assets	107,811	339,767	447,578	(2,433)	-	(271,499)	173,646
	06.30.2021
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	39,961	-	-	8,852	48,813
Costs	(38,561)	(59)	-	(6,105)	(44,725)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	23,412	-	-	-	23,412
Changes in the net realizable value of agricultural products after harvest	(967)	-	-	-	(967)
Gross profit / (loss)	23,845	(59)	-	2,747	26,533
Net gain from fair value adjustment of investment properties	-	9,035	-	-	9,035
Gain from disposal of farmlands	-	2,148	-	-	2,148
General and administrative expenses	(2,250)	(8)	(720)	(592)	(3,570)
Selling expenses	(3,837)	(2)	-	(661)	(4,500)
Other operating results, net	(6,856)	2,871	-	364	(3,621)
Profit / (loss) from operations	10,902	13,985	(720)	1,858	26,025
Share of profit/ (loss) of associates and joint ventures	98	-	-	(193)	(95)
Segment profit / (loss)	11,000	13,985	(720)	1,665	25,930

Investment properties	-	18,040	-	-	18,040
Property, plant and equipment	54,001	435	-	151	54,587
Investments in associates	981	-	-	357	1,338
Other reportable assets	28,122	-	-	5,724	33,846
Reportable assets	83,104	18,475	-	6,232	107,811
	06.30.2020
	Agricultural production	Land transformation and sales	Corporate	Others	Total Agricultural business
Revenues	42,329	-	-	7,008	49,337
Costs	(36,145)	(62)	-	(4,815)	(41,022)
Initial recognition and changes in the fair value of biological assets and agricultural products at the point of harvest	6,436	-	-	-	6,436
Changes in the net realizable value of agricultural products after harvest	1,617	-	-	-	1,617
Gross profit / (loss)	14,237	(62)	-	2,193	16,368
Net gain from fair value adjustment of investment properties	-	1,921	-	-	1,921
Gain from disposal of farmlands	-	2,065	-	-	2,065
General and administrative expenses	(2,369)	(7)	(417)	(291)	(3,084)
Selling expenses	(4,470)	(2)	-	(540)	(5,012)
Other operating results, net	1,121	2,369	-	411	3,901
Profit / (loss) from operations	8,519	6,284	(417)	1,773	16,159
Share of profit of associates and joint ventures	131	-	-	172	303
Segment profit / (loss)	8,650	6,284	(417)	1,945	16,462

Investment properties	-	10,170	-	-	10,170
Property, plant and equipment	51,443	441	-	137	52,021
Investments in associates	1,032	-	-	719	1,751
Other reportable assets	17,937	815	-	8,610	27,362
Reportable assets	70,412	11,426	-	9,466	91,304